Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

Note 26     Equity

26.1 Share capital and Share premium

Issued share capital	2023	2022
Common stock (amounts in US$ ‘000)	55	58
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	55,327,520	57,621,998
Total common shares in issue	55,327,520	57,621,998

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Details regarding the share capital of the Company are set out below.

26.1.1 Common shares

As of December 31, 2023, the outstanding common shares confer the following rights on the holder:

●	the right to one vote per share
●	ranking pari passu, the right to any dividend declared and payable on common shares

		Shares	Shares
		movement	closing	US$(`000)
GeoPark common shares history	Month	(millions)	(millions)	Closing
Shares outstanding at the end of 2021			60.2	60
Buyback program	Mar 2022	(0.2)	60.0	60
Buyback program	Jun 2022	(0.5)	59.5	60
Stock awards	Jul 2022	0.1	59.6	60
Buyback program	Sep 2022	(1.1)	58.5	59
Buyback program	Dec 2022	(0.9)	57.6	58
Shares outstanding at the end of 2022			57.6	58
Stock awards	Feb 2023	0.6	58.2	58
Buyback program	Mar 2023	(0.6)	57.6	58
Stock awards	May 2023	0.1	57.7	58
Buyback program	Jun 2023	(1.1)	56.6	57
Buyback program	Sep 2023	(0.5)	56.1	56
Buyback program	Dec 2023	(0.8)	55.3	55
Shares outstanding at the end of 2023			55.3	55

26.1.2 Stock Award Program and Other Share Based Payments

Non-Executive Directors Fees

During 2023, the Company issued 99,590 shares (75,636 in 2022 and 64,269 in 2021) to Non-Executive Directors in accordance with contracts as compensation, generating a share premium of US$ 1,133,000 (US$ 1,040,000 in 2022 and US$ 861,000 in 2021). The number of shares issued is determined considering the contractual compensation and the fair value of the shares for each relevant period.

Stock Award Program and Other Share Based Payments

On February 3, 2023, 350,938 common shares were issued as part of the compensation agreements related to the CEO transition which occurred in 2022, generating a share premium of US$ 4,799,000. On July 15, 2022, 52,058 common shares were issued as part of the founding executive employment agreement in place with the former Chief Executive Officer (104,439 in 2021), generating a share premium of US$ 800,000 (US$ 800,000 in 2021).

On February 3, 2023, 246,110 common shares were issued as a result of the vesting of the first tranche of the Long-Term Incentive program (“LTIP”) oriented to executive officers which was granted in 2022, generating a share premium of US$ 1,505,000.

During 2023, 82,472 common shares were issued as part of other equity incentive plans vested during the year, generating a share premium of US$ 281,000.

26.1.3 Buyback Program

The Company has recurring buyback programs to repurchase its own shares. The latest renewal took place on November 8, 2023, and established a program to repurchase up to 10% of the shares outstanding, or approximately 5,611,797 shares, until December 31, 2024.

In addition to any repurchases under the aforementioned repurchase program, the Company has authority from its Board of Directors to repurchase, on a standalone basis, up to US$ 50,000,000 of its common shares in 2024.

During 2023, the Company purchased 3,073,588 common shares (2,743,722 in 2022 and 960,454 in 2021) for a total amount of US$ 31,239,000 (US$ 36,265,000 in 2022 and US$ 11,841,000 in 2021). These transactions had no impact on the Group’s results.

26.2 Cash distributions

On November 6, 2019, the Company’s Board of Directors declared the initiation of quarterly cash distributions.

The following table summarizes the cash distributions for each of the years presented:

			Total amount
Date of declaration	Date of distribution	US$ per share	in US$ ‘000
March 10, 2021	April 13, 2021	0.0205	1,133
May 5, 2021	May 28, 2021	0.0205	1,220
August 4, 2021	August 31, 2021	0.0410	2,442
November 10, 2021	December 7, 2021	0.0410	2,429
Cash distributions for the year ended December 31, 2021			7,224
March 9, 2022	March 31, 2022	0.0820	4,847
May 11, 2022	June 10, 2022	0.0820	4,809
August 10, 2022	September 8, 2022	0.1270	7,345
November 9, 2022	December 7, 2022	0.1270	7,281
Cash distributions for the year ended December 31, 2022			24,282
March 8, 2023	March 31, 2023	0.1300	7,505
May 3, 2023	May 31, 2023	0.1300	7,378
August 9, 2023	September 7, 2023	0.1320	7,383
November 8, 2023	December 11, 2023	0.1340	7,449
Cash distributions for the year ended December 31, 2023			29,715

These distributions are deducted from Other Reserves.